Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Comprehensive Income [Abstract]
Profit/(loss) for the year	$ 13,528	$ 6,025	$ (9,111)
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations, net of tax of $0	15,882	(886)	(15,847)
Cumulative translation differences reclassified to profit or loss on liquidation of a subsidiary	248
Exchange differences, total	16,130	(886)	(15,847)
Net gain/(loss) on available-for-sale financial assets	(80)	(102)	444
Income tax effect	16	20	99
Net gain/(loss) on available-for-sale financial assets, net of tax	(64)	(82)	543
Other comprehensive income/(loss) not to be reclassified to profit or loss in subsequent periods:
Re-measuring gain/(loss) on defined benefit plans	(772)	2	(154)
Income tax effect	154		(52)
Defined benefit pension plan, net of tax	(618)	2	(206)
Other comprehensive income/( loss) for the year, net of tax	15,448	(966)	(15,510)
Total comprehensive income/(loss) for the year, net of tax	28,976	5,059	(24,621)
Attributable to:
Equity holders of the parent	18,992	1,641	(17,238)
Non-controlling interests	9,984	3,418	(7,383)
Total comprehensive income/(loss) for the year, net of tax	$ 28,976	$ 5,059	$ (24,621)